Income tax - Deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Deferred tax assets:
Accounts receivable	$ 2,133	¥ 13,757	¥ 9,975
Non-current accounts receivable	1,647	10,624	8,871
Inventories	353	2,273	2,278
Others	77	494	678
Net deferred tax assets	4,210	27,148	21,802
Deferred tax liabilities:
Deferred revenue	(11)	(76)	(86)
Property, plant and equipment	(831)	(5,358)	(5,107)
PRC dividend withholding tax	(2,218)	(14,300)	(9,100)
Intangible assets	(4,316)	(27,827)	(28,982)
Deferred tax liabilities	(7,376)	(47,561)	(43,275)
Net deferred tax liabilities	(3,166)	(20,413)	(21,473)
Classification on consolidated balance sheets:
Current deferred tax assets	2,180	14,056	10,270
Current deferred tax liabilities	(2,218)	(14,300)	(9,100)
Non-current deferred tax assets	406	2,617	2,618
Non-current deferred tax liabilities	(3,534)	(22,786)	(25,261)
Net deferred tax liabilities	$ (3,166)	¥ (20,413)	¥ (21,473)